Stock Awards (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved shares of common stock for awards under the Equity Incentive Plan	7,441,180
Common stock remaining for future stock awards	3,716,379
Maximum number of shares of common stock that may be awarded	1,000,000
Stock award vesting period (in years)	ten			four
Number of stock options awarded				50,000
Stock award payment award, exercise price, per share				$ 12.09
Stock award payment award, estimated grant date fair value, per share				$ 1.36
Share based payment award, expiration period				2012
Share based payment award, expected volatility rate				28.34%
Share based payment award, weighted average risk-free rate of return				4.62%
Common stock options awarded, dividend yield				8.93%
Common stock options awarded, intrinsic value of options exercisable and outstanding	$ 0
Common stock options awarded, options outstanding and exercisable	130,000
Common stock options awarded, weighted-average exercise price, per option	$ 10.80
Common stock options awarded, weighted average remaining contractual term (in years)	3.0
Stock award vesting period in years, maximum	seven
Stock award vesting period in years, minimum	three
Percentage of shareholder return annually	9.50%
Percentage of shareholder return annually achieving period (in years)	3
Percentage of SPRE awards earned when the Company performed at or above the 50th percentile of real estate trusts included in the Morgan Stanley REIT Index in terms of return to shareholders	33.334%
Percentage of superior performance awards deemed forfeited	66.666%
Percentage of dividend per share	20.00%
Common share distribution		$ 1.13	$ 1.10	$ 1.08
Percentage of increase in dividend per share		3.00%
Stock-based compensation expense	6,600,000	5,500,000	6,400,000
Stock-based compensation expense, unrecognized cost	9,600,000
Stock-based compensation expense, unrecognized cost, weighted average period (in years)	2.4
Restricted equity awards, fair value	$ 6,100,000
Time-Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock award vesting period (in years)				three
Stock award vesting period in years, maximum	seven
Stock award vesting period in years, minimum	three
Service-Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock award vesting period (in years)				seven
Superior Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock award vesting period (in years)	three
Share based payment award, expected volatility rate	27.00%
Share based payment award, weighted average risk-free rate of return	4.55%
Share-based compensation arrangement by share based payment award, expected term (in years)	3.4
Core Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock award vesting period (in years)				seven
Number of stock options awarded	79,287	79,287
Share based payment award, expected volatility rate	26.00%
Share based payment award, weighted average risk-free rate of return	4.65%
Percentage of shareholder return annually				9.00%
Percentage of shareholder return on a prorated basis				7.50%
Share-based compensation arrangement by share based payment award, expected term (in years)	6.4